Schedule of Property and Equipment Useful Life (Details)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Method	Straight line	Straight line
Estimated useful life	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Method	Straight line	Straight line
Estimated useful life	3 years	3 years